Nature of Expense	12 Months Ended
Mar. 31, 2020
Expenses by nature [abstract]
Nature of Expense
25.
Nature of Expense

The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2020, 2019 and 2018:

	For the Year Ended March 31,
Employee benefits	2020		2019		2018
Cost of revenues	Rs.	10,643	Rs.	10,644	Rs.	10,434
Selling, general and administrative expenses		18,658		18,291		17,004
Research and development expenses		4,501		4,627		4,711
	Rs.	33,802	Rs.	33,562	Rs.	32,149

	For the Year Ended March 31,
Depreciation	2020		2019		2018
Cost of revenues	Rs.	6,366	Rs.	6,484	Rs.	6,331
Selling, general and administrative expenses		1,294		801		854
Research and development expenses		980		1,077		1,100
	Rs.	8,640	Rs.	8,362	Rs.	8,285

	For the Year Ended March 31,
Amortization	2020		2019		2018
Cost of revenues	Rs.	175	Rs.	284	Rs.	264
Selling, general and administrative expenses		3,547		3,421		3,029
Research and development expenses		110		123		132
	Rs.	3,832	Rs.	3,828	Rs.	3,425

In addition, for details relating to costs of material consumed, refer to Note 9 of these consolidated financial statements.